Summary of Significant Accounting Policies (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
FDIC insured limits		$ 250,000		$ 250,000		$ 0	$ 256,583
FDIC insurance limit		0		0		0
Research and development expenses	$ 100,800	$ 172,047	$ 34,498	286,591	$ 428,708	$ 436,398	113,245
Marketing and advertising costs				$ 174,303	$ 121,397
Conversion of preferred stock (in Shares) | shares		7,000,000		7,000,000		100
Number of convertible common stock (in Shares) | shares		100		100		7,000,000
Number of operating segments						1
Number of reportable segments						1
Cash equivalents
Obsolete inventory						0	0
Obsolete inventory						46,981
Marketing and advertising costs						$ 135,576	$ 79,931
Converted shares (in Shares) | shares						700,000,000	700,000,000
Credit Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
FDIC insured limits						$ 250,000
Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Converted shares (in Shares) | shares						7,000,000
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Converted shares (in Shares) | shares						100